Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.6%)
	Ecolab Inc.	26,342	7,086
	Fastenal Co.	24,733	1,873
	Avery Dennison Corp.	6,559	1,233
	UFP Industries Inc.	7,817	836
	Southern Copper Corp.	7,858	699
	Cabot Corp.	6,889	592
	Olin Corp.	15,305	389
	Sylvamo Corp.	5,475	389
*	Constellium SE	28,914	329
	Innospec Inc.	2,484	257
	Orion SA	17,570	246
	Sensient Technologies Corp.	1,328	92
	Worthington Steel Inc.	2,241	60
			14,081
Consumer Discretionary (21.5%)
	NIKE Inc. Class B	87,042	6,914
	Walmart Inc.	68,344	6,739
	TJX Cos. Inc.	52,180	6,510
	Target Corp.	49,447	6,143
*	Amazon.com Inc.	26,412	5,607
	Costco Wholesale Corp.	4,947	5,188
*	Spotify Technology SA	8,114	4,933
*	Mattel Inc.	83,533	1,779
*	BJ's Wholesale Club Holdings Inc.	16,391	1,660
	Best Buy Co. Inc.	18,347	1,650
*	Expedia Group Inc.	8,260	1,635
	Pool Corp.	4,482	1,555
*	Lululemon Athletica Inc.	3,964	1,449
	Rollins Inc.	27,129	1,421
	Macy's Inc.	92,262	1,324
*	Ulta Beauty Inc.	3,585	1,313
	Dick's Sporting Goods Inc.	5,677	1,278
*	Grand Canyon Education Inc.	7,068	1,271
	Estee Lauder Cos. Inc. Class A	17,675	1,271
	Williams-Sonoma Inc.	5,953	1,158
	Electronic Arts Inc.	7,931	1,024
*	Deckers Outdoor Corp.	6,996	975
*	Abercrombie & Fitch Co. Class A	9,322	960
	John Wiley & Sons Inc. Class A	23,371	932
*	Skechers USA Inc. Class A	14,792	902
	Ralph Lauren Corp.	3,123	847
	American Eagle Outfitters Inc.	59,978	785
	Genuine Parts Co.	6,067	758
	PVH Corp.	9,861	738
	Rush Enterprises Inc. Class A	10,215	596
	Build-A-Bear Workshop Inc.	14,473	592
*	SharkNinja Inc.	5,310	558
	Steven Madden Ltd.	16,970	556
*	Genesco Inc.	14,518	531
	Steelcase Inc. Class A	43,559	530
*	NVR Inc.	73	529
	Interface Inc.	25,793	522
*	Universal Technical Institute Inc.	18,084	511
*	Thryv Holdings Inc.	29,046	501
	Polaris Inc.	11,102	499
	Perdoceo Education Corp.	18,597	476
	New York Times Co. Class A	9,450	454
	HNI Corp.	9,598	447
	Monarch Casino & Resort Inc.	4,814	441

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
*	Stitch Fix Inc. Class A	90,671	429
*	Sonos Inc.	31,456	416
*	Liquidity Services Inc.	12,408	415
	La-Z-Boy Inc.	8,751	396
	Buckle Inc.	9,824	393
*	Arlo Technologies Inc.	26,385	379
	LCI Industries	3,399	353
*	Udemy Inc.	36,323	350
*	G-III Apparel Group Ltd.	12,753	345
	Haverty Furniture Cos. Inc.	15,017	343
	PriceSmart Inc.	3,780	338
*	National Vision Holdings Inc.	25,194	320
*	Laureate Education Inc.	15,936	318
	Ethan Allen Interiors Inc.	9,850	281
	MillerKnoll Inc.	13,080	281
*	Chegg Inc.	249,041	272
*	Rush Street Interactive Inc.	22,407	261
	Cricut Inc. Class A	44,057	238
*	TripAdvisor Inc.	14,477	214
	Caleres Inc.	13,075	211
	Interparfums Inc.	1,494	208
	Newell Brands Inc.	32,101	206
*	ODP Corp.	12,911	201
*	Live Nation Entertainment Inc.	1,328	190
*	Adtalem Global Education Inc.	1,826	187
*	Funko Inc. Class A	14,825	183
*	Foot Locker Inc.	10,438	181
	Monro Inc.	9,950	177
*	Zumiez Inc.	10,873	155
*	Stagwell Inc.	23,738	154
*	GoPro Inc. Class A	192,412	144
	Global Industrial Co.	3,569	84
	RCI Hospitality Holdings Inc.	1,396	70
*	American Public Education Inc.	3,160	67
*	Dorman Products Inc.	513	67
*	Gentherm Inc.	1,696	56
*	Helen of Troy Ltd.	211	12
			85,357
Consumer Staples (8.5%)
	Kimberly-Clark Corp.	60,240	8,555
	PepsiCo Inc.	37,401	5,740
	Kroger Co.	32,054	2,078
	Flowers Foods Inc.	90,185	1,690
	Coca-Cola Consolidated Inc.	1,044	1,479
	Kenvue Inc.	60,820	1,435
	Church & Dwight Co. Inc.	11,982	1,332
*	Monster Beverage Corp.	21,553	1,178
	Hershey Co.	6,623	1,144
*	US Foods Holding Corp.	13,529	970
	Ingredion Inc.	7,153	934
*	Performance Food Group Co.	10,149	864
	WD-40 Co.	3,099	740
*	Boston Beer Co. Inc. Class A	2,792	681
	General Mills Inc.	10,420	632
	Primo Brands Corp.	17,899	603
	Nu Skin Enterprises Inc. Class A	74,133	587
	National Beverage Corp.	13,136	523
	Lancaster Colony Corp.	2,219	424
	SpartanNash Co.	17,517	354
*	Vital Farms Inc.	10,238	339
	Ingles Markets Inc. Class A	4,565	281
	ACCO Brands Corp.	60,218	281
	Weis Markets Inc.	3,652	270
*	Honest Co. Inc.	49,844	269
*	Medifast Inc.	10,375	149
*	Lifeway Foods Inc.	6,731	142
	Casey's General Stores Inc.	336	139
			33,813

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
Energy (2.8%)
	EOG Resources Inc.	42,715	5,422
	Weatherford International plc	15,105	935
	TechnipFMC plc	27,376	806
	Murphy Oil Corp.	22,609	599
	Patterson-UTI Energy Inc.	68,786	572
*	Oceaneering International Inc.	23,597	521
*	ProPetro Holding Corp.	51,118	431
*	MRC Global Inc.	32,367	394
*	TETRA Technologies Inc.	94,380	358
	Berry Corp.	67,064	273
*	NPK International Inc.	43,128	263
*	Alpha Metallurgical Resources Inc.	1,311	180
	Riley Exploration Permian Inc.	5,532	175
*	DMC Global Inc.	18,988	161
	Core Natural Resources Inc.	1,481	110
	Cactus Inc. Class A	1,494	79
			11,279
Financials (13.0%)
	Ameriprise Financial Inc.	11,311	6,077
	State Street Corp.	23,279	2,310
	Globe Life Inc.	13,355	1,702
	SLM Corp.	54,106	1,633
	Northern Trust Corp.	14,540	1,603
	Primerica Inc.	5,278	1,531
	Zions Bancorp NA	22,693	1,226
	WSFS Financial Corp.	22,141	1,202
	OFG Bancorp	25,719	1,093
*	Markel Group Inc.	561	1,085
	Hartford Insurance Group Inc.	8,821	1,043
	Citizens Financial Group Inc.	21,348	977
	T Rowe Price Group Inc.	8,790	929
*	Genworth Financial Inc.	133,476	928
	Pathward Financial Inc.	11,762	912
*	Axos Financial Inc.	13,564	906
	First Citizens BancShares Inc. Class A	415	850
	Commerce Bancshares Inc.	12,544	816
	Cboe Global Markets Inc.	3,779	797
	Popular Inc.	7,856	789
	Voya Financial Inc.	10,839	783
	Bank of NT Butterfield & Son Ltd.	18,595	721
	City Holding Co.	5,781	688
*	Customers Bancorp Inc.	12,405	670
	MarketAxess Holdings Inc.	3,357	647
*	NMI Holdings Inc.	16,581	604
	BOK Financial Corp.	5,496	599
	First BanCorp (XNYS)	29,840	581
	Unum Group	6,935	571
	Independent Bank Corp. (XNGS)	8,243	565
	CNO Financial Group Inc.	13,420	559
	First Hawaiian Inc.	19,693	530
	Ameris Bancorp	8,138	525
	Westamerica BanCorp	9,956	519
	Park National Corp.	3,097	515
	Kemper Corp.	7,592	513
*	Bancorp Inc.	9,181	512
	Northeast Bank	5,088	511
	Old Republic International Corp.	12,691	489
	Central Pacific Financial Corp.	16,488	479
	Cathay General Bancorp	9,950	467
	Preferred Bank	4,977	442
	First Horizon Corp.	20,064	432
	Universal Insurance Holdings Inc.	19,192	426
	Community Financial System Inc.	6,229	394
*	Texas Capital Bancshares Inc.	4,858	384
	Hanmi Financial Corp.	15,432	370
	Diamond Hill Investment Group Inc.	2,504	366
	AMERISAFE Inc.	6,974	359
	Willis Towers Watson plc	1,047	356

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	MGIC Investment Corp.	14,300	352
	W R Berkley Corp.	5,561	351
	SEI Investments Co.	4,387	351
	Artisan Partners Asset Management Inc. Class A	8,091	342
	East West Bancorp Inc.	3,602	340
	Employers Holdings Inc.	5,727	297
	Heritage Financial Corp.	11,710	296
	Old Second Bancorp Inc.	16,073	295
	Raymond James Financial Inc.	1,896	293
*	SiriusPoint Ltd.	19,090	293
	TriCo Bancshares	6,308	276
	Bank of New York Mellon Corp.	2,877	256
	Enact Holdings Inc.	7,463	256
	Enterprise Financial Services Corp.	4,316	255
	Fidelis Insurance Holdings Ltd.	16,975	250
	NBT Bancorp Inc.	5,198	248
	Peapack-Gladstone Financial Corp.	7,569	245
	OceanFirst Financial Corp.	13,216	238
	FB Financial Corp.	4,516	228
	Bank of Hawaii Corp.	3,071	222
	S&T Bancorp Inc.	4,949	199
	Broadridge Financial Solutions Inc.	787	190
	Capitol Federal Financial Inc.	30,627	181
	ServisFirst Bancshares Inc.	1,867	171
	Mercury General Corp.	3,154	170
	Univest Financial Corp.	5,229	160
	First Commonwealth Financial Corp.	9,628	158
	Northfield Bancorp Inc.	11,784	139
	Independent Bank Corp.	3,735	127
	Lakeland Financial Corp.	1,494	99
	Investors Title Co.	302	72
			51,336
Health Care (8.9%)
	Gilead Sciences Inc.	82,844	9,470
	Merck & Co. Inc.	62,626	5,777
*	Alkermes plc	57,762	1,983
*	IDEXX Laboratories Inc.	3,750	1,639
*	Penumbra Inc.	4,635	1,323
*	Medpace Holdings Inc.	3,858	1,263
*	DexCom Inc.	13,482	1,191
	Chemed Corp.	1,977	1,188
*	United Therapeutics Corp.	3,519	1,126
*	Incyte Corp.	15,223	1,119
*	Option Care Health Inc.	28,720	962
*	Doximity Inc. Class A	13,280	936
	Dentsply Sirona Inc.	51,503	852
*	Illumina Inc.	7,753	688
*	Teladoc Health Inc.	60,208	576
*	ACADIA Pharmaceuticals Inc.	26,501	519
*	Pacira BioSciences Inc.	18,795	452
*	Globus Medical Inc. Class A	4,731	380
*	Supernus Pharmaceuticals Inc.	10,897	349
*	Tactile Systems Technology Inc.	23,002	329
*	Catalyst Pharmaceuticals Inc.	13,508	309
*	AngioDynamics Inc.	31,895	296
*	MiMedx Group Inc.	34,216	288
	HealthStream Inc.	8,051	272
*	Owens & Minor Inc.	27,220	261
*	ADMA Biologics Inc.	14,146	232
*	CareDx Inc.	9,954	221
*	10X Genomics Inc. Class A	20,433	218
*	Enhabit Inc.	24,817	208
*	CorVel Corp.	1,776	196
*	Orthofix Medical Inc.	10,541	183
*	Pediatrix Medical Group Inc.	12,035	178
*	Inogen Inc.	16,392	137
	iRadimed Corp.	2,075	112
*	Zimvie Inc.	3,196	42

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
*	Axsome Therapeutics Inc.	236	30
			35,305
Industrials (22.7%)
	3M Co.	49,823	7,729
	Cintas Corp.	36,235	7,519
	American Express Co.	18,357	5,525
*	PayPal Holdings Inc.	70,466	5,007
	Trane Technologies plc	13,666	4,834
	Paychex Inc.	13,432	2,037
	RPM International Inc.	13,987	1,733
	Donaldson Co. Inc.	22,877	1,581
	Acuity Brands Inc.	5,241	1,557
	Valmont Industries Inc.	4,411	1,537
	MSC Industrial Direct Co. Inc. Class A	18,595	1,494
	CH Robinson Worldwide Inc.	14,169	1,440
	Veralto Corp.	13,808	1,378
	Robert Half Inc.	23,149	1,368
	Landstar System Inc.	8,603	1,366
	WW Grainger Inc.	1,322	1,350
	Toro Co.	16,017	1,285
*	Builders FirstSource Inc.	9,051	1,258
	MSA Safety Inc.	7,616	1,247
	Louisiana-Pacific Corp.	12,285	1,224
	Carlisle Cos. Inc.	3,475	1,184
	A O Smith Corp.	17,681	1,175
	Applied Industrial Technologies Inc.	4,227	1,059
	PPG Industries Inc.	9,067	1,027
	Maximus Inc.	15,705	1,024
*	FTI Consulting Inc.	5,824	964
	Lincoln Electric Holdings Inc.	4,636	958
	Synchrony Financial	15,211	923
*	TopBuild Corp.	2,866	878
	Franklin Electric Co. Inc.	8,306	848
	Eagle Materials Inc.	3,689	835
	Comfort Systems USA Inc.	2,233	811
	Ferguson Enterprises Inc.	4,499	799
*	Legalzoom.com Inc.	75,860	771
	WESCO International Inc.	4,150	749
	AptarGroup Inc.	4,433	651
	Jack Henry & Associates Inc.	3,719	646
	Flowserve Corp.	11,666	642
	Kforce Inc.	12,764	640
*	ExlService Holdings Inc.	13,126	636
	Enerpac Tool Group Corp.	13,654	632
	Federal Signal Corp.	7,611	619
	Graco Inc.	6,973	607
	Armstrong World Industries Inc.	3,901	599
	CSW Industrials Inc.	1,882	576
	Advanced Drainage Systems Inc.	5,154	574
	EMCOR Group Inc.	1,397	571
	Cummins Inc.	1,536	566
*	AZEK Co. Inc.	12,010	563
	Bel Fuse Inc. Class B	6,370	535
	Atkore Inc.	8,584	528
	Caterpillar Inc.	1,516	521
*	Proto Labs Inc.	13,075	521
*	Generac Holdings Inc.	3,659	498
*	ASGN Inc.	7,266	490
*	GMS Inc.	6,138	489
	Fortune Brands Innovations Inc.	7,480	484
*	Zebra Technologies Corp. Class A	1,529	482
	Teekay Corp. Ltd.	72,366	473
	AAON Inc.	6,131	471
*	IES Holdings Inc.	2,352	419
	Equifax Inc.	1,675	411
	Alamo Group Inc.	2,305	403
*	Limbach Holdings Inc.	4,637	385
	Old Dominion Freight Line Inc.	1,968	347
	ManpowerGroup Inc.	5,576	321

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
*	Franklin Covey Co.	9,684	310
	Apogee Enterprises Inc.	6,447	309
	Hillenbrand Inc.	10,071	301
	Mesa Laboratories Inc.	2,158	301
	Hyster-Yale Inc.	5,691	289
*	Donnelley Financial Solutions Inc.	5,769	286
*	WNS Holdings Ltd.	5,003	285
	Teekay Tankers Ltd. Class A	6,981	264
*	Gibraltar Industries Inc.	3,990	262
*	Upwork Inc.	16,149	257
	Wabash National Corp.	21,786	255
*	Huron Consulting Group Inc.	1,577	240
	Heidrick & Struggles International Inc.	5,564	228
*	Repay Holdings Corp.	31,291	226
*	Hudson Technologies Inc.	38,761	223
*	Orion Group Holdings Inc.	30,226	215
	ICF International Inc.	2,666	211
	Scorpio Tankers Inc.	5,255	209
	Dorian LPG Ltd.	9,743	198
*	Sterling Infrastructure Inc.	1,544	196
	REV Group Inc.	6,264	191
*	Target Hospitality Corp.	34,121	191
	Gorman-Rupp Co.	4,906	187
*	Conduent Inc.	52,662	186
*	Willdan Group Inc.	5,561	182
	TriNet Group Inc.	2,311	170
	Albany International Corp. Class A	1,961	150
	Ennis Inc.	6,972	148
	Napco Security Technologies Inc.	5,622	138
*	JELD-WEN Holding Inc.	24,233	133
	Barrett Business Services Inc.	2,983	120
	CRA International Inc.	552	107
*	TrueBlue Inc.	16,189	102
*	Payoneer Global Inc.	9,130	78
			89,922
Technology (18.3%)
	Apple Inc.	32,849	7,944
*	Fortinet Inc.	69,814	7,541
*	Adobe Inc.	15,547	6,818
	Lam Research Corp.	87,849	6,742
	KLA Corp.	9,065	6,426
	Meta Platforms Inc. Class A	8,352	5,581
*	Autodesk Inc.	19,840	5,440
	NetApp Inc.	15,948	1,592
*	Kyndryl Holdings Inc.	39,627	1,509
	Vertiv Holdings Co. Class A	13,375	1,273
*	Gartner Inc.	2,408	1,200
*	Appfolio Inc. Class A	5,329	1,143
*	Qualys Inc.	7,769	1,021
*	Commvault Systems Inc.	5,836	995
	Monolithic Power Systems Inc.	1,389	849
*	Pinterest Inc. Class A	22,902	847
*	Cirrus Logic Inc.	7,671	799
*	Manhattan Associates Inc.	4,449	787
*	DoorDash Inc. Class A	3,898	773
*	F5 Inc.	2,617	765
	Paycom Software Inc.	3,438	755
	A10 Networks Inc.	33,035	687
	Hackett Group Inc.	21,087	641
	CSG Systems International Inc.	9,735	626
*	Pure Storage Inc. Class A	11,814	620
	Jabil Inc.	3,976	616
*	EverQuote Inc. Class A	21,977	591
	QUALCOMM Inc.	3,380	531
	Clear Secure Inc. Class A	22,158	525
*	Yelp Inc.	14,597	501
*	Akamai Technologies Inc.	6,031	487
*	Qorvo Inc.	6,352	462
*	DXC Technology Co.	24,512	450

Vanguard® U.S. Quality Factor ETF
		Shares	Market Value ($000)
	Pegasystems Inc.	5,469	429
*	Teradata Corp.	16,378	390
	CDW Corp.	2,155	384
*	Asana Inc. Class A	19,527	376
	Leidos Holdings Inc.	2,438	317
*	NerdWallet Inc. Class A	29,602	302
*	Daktronics Inc.	19,366	295
*	Vertex Inc. Class A	8,046	260
*	Photronics Inc.	11,796	246
	PC Connection Inc.	3,718	237
*	Sprout Social Inc. Class A	8,798	233
	OneSpan Inc.	14,442	232
*	Weave Communications Inc.	16,738	211
	Sapiens International Corp. NV	7,041	194
*	AvePoint Inc.	12,852	192
*	Cargurus Inc.	4,210	135
*	Blackbaud Inc.	1,826	121
*	Diebold Nixdorf Inc.	2,611	115
*	Maplebear Inc.	2,739	113
			72,319
Telecommunications (0.4%)
	IDT Corp. Class B	15,452	750
*	Adtran Holdings Inc.	34,527	365
*	Calix Inc.	8,214	304
*	Digi International Inc.	5,464	167
	ATN International Inc.	3,096	54
			1,640
Total Common Stocks (Cost $358,972)			395,052
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $711)	7,108	711
Total Investments (99.9%) (Cost $359,683)			395,763
Other Assets and Liabilities—Net (0.1%)			380
Net Assets (100%)			396,143
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	2	596	(11)
Micro E-mini S&P 500 Index	March 2025	6	179	(3)
				(14)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Vanguard® U.S. Quality Factor ETF
involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.